SHAREHOLDERS' EQUITY - Share Capital - Share Repurchases (Details) - CAD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Mar. 26, 2018	Feb. 20, 2019	Dec. 31, 2018
Share capital
Shares permitted for repurchase and cancellation (in shares)	17,095,598
Share repurchase and cancellation, period in force	12 months
Shares purchased for cancellation (in shares)		586,953	5,925,084
Average price per share (in CAD per share)		$ 11.40	$ 13.33
Purchase of common shares under Normal Course Issuer Bid		$ 6,700	$ 79,000
Proposed renewal, percentage of public float (as a percent)		7.00%
Share Capital
Share capital
Shares purchased for cancellation (in shares)			5,925,000
Purchase of common shares under Normal Course Issuer Bid			$ 82,596
Accumulated Deficit
Share capital
Purchase of common shares under Normal Course Issuer Bid			$ (3,569)